Interest and Finance Costs (Schedule of interest and finance costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest expense, debt	$ 39,617	$ 21,983	$ 18,067
Finance liabilities interest expense	6,786	2,735	0
Amortization of debt and finance liabilities issuance costs	2,620	2,286	1,865
Loan and other expenses	308	415	307
Interest expense and finance costs	$ 49,331	$ 27,419	$ 20,239